Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued operations
Schedule of results, major classes of assets and liabilities, and net cash flows of subsidiaries classified as held for sale

		Swvl					Swvl MY For
		Pakistan	Shotl		Swvl	Smart Way	Information		Swvl
	Volt Lines	(Private)	Transportation,	Swvl NBO	Technologies	Transportation	Technology		Germany	Urbvan
	B.V.	Ltd.	S.L.	Limited	Ltd.	LLC	SDN BHD	Viapool Inc.	GmbH	Mobility Ltd.	Total
Results for the six-month period ended 30 June 2023
Revenue	—	—	—	—	—	—	—	—	—	8,979,980	8,979,980
Expenses	—	—	—	(10,843)	(68,126)	—	—	—	—	(10,446,805)	(10,525,774)
Operating loss	—	—	—	(10,843)	(68,126)	—	—	—	—	(1,466,825)	(1,545,794)
Finance income/(costs)	—	—	—	—	166	—	—	—	—	—	166
Other income	—	—	—	3,032	—	—	—	—	—	30,779	33,811
Loss from discontinued operations	—	—	—	(7,811)	(67,960)	—	—	—	—	(1,436,046)	(1,511,817)
Assets
Intangible assets	—	—	—	—	—	—	—	—	—	10,534,278	10,534,278
Trade and other receivables	—	—	—	—	—	—	—	—	—	2,557,797	2,557,797
Cash and cash equivalents	—	—	—	7,299	9,638	84,834	2,063	—	—	437,922	541,756
Assets classified as held for sale	—	—	—	7,299	9,638	84,834	2,063	—	—	13,529,996	13,633,830
Liabilities
Interest-bearing loans	—	—	—	—	—	—	—	—	1,275,768	—	1,275,768
Provision for employees' end of service benefits	—	—	—	—	—	—	—	—	—	305,462	305,462
Lease liability	—	—	—	—	—	—	—	—	—	111,355	111,355
Accounts payable, accruals and other payables	—	—	—	44,985	378,040	460,567	12,154	1,870,187	1,094,531	3,613,179	7,473,643
Liabilities directly associated with assets classified as held for sale	—	—	—	44,985	378,040	460,567	12,154	1,870,187	2,370,299	4,029,996	9,166,228
Net assets directly associated with assets classified as held for sale	—	—	—	(37,686)	(368,402)	(375,733)	(10,091)	(1,870,187)	(2,370,299)	9,500,000	4,467,602

Amounts included in accumulated OCI	(103,808)	(1,591,067)	51,126	(96,895)	187,121	—	5,912	420,034	635,103	—	(492,474)
	—	—	—	—	—	—	—	—	—	(209,468)	(209,468)
Exchange differences on translation of foreign operations	—	(425,973)	11,857	(83,762)	99,929	13,268	600	224,785	(35,773)	2,554,409	2,359,340
Disposal of subsidiary	103,808	2,017,040	(62,983)	—	—	—	—	—	—	—	2,057,865
Reserve of disposal group classified as held for sale	—	—	—	(180,657)	287,050	13,268	6,512	644,819	599,330	2,344,941	3,715,263
Operating	(1,097,419)	(960,975)	(53,629)	(6,504)	10,108	(28)	(722)	(224,785)	35,773	4,029,996	1,731,815
Investing	2,715,674	—	—	—	—	—	—	—	—	(10,436,926)	(7,721,252)
Financing	—	—	—	—	—	—	—	—	—	—	—
Net cash inflow	1,618,255	(960,975)	(53,629)	(6,504)	10,108	(28)	(722)	(224,785)	35,773	(6,406,929)	(5,989,437)
Earnings per share
Basic, loss for the year from discontinued operations											(0.23)
Diluted, loss for the year from discontinued operations											(0.18)

22Discontinued operations (continued)

		Swvl					Swvl MY For
		Pakistan	Shotl		Swvl	Smart Way	Information		Swvl
	Volt Lines	(Private)	Transportation,	Swvl NBO	Technologies	Transportation	Technology		Germany	Urbvan
	B.V.	Ltd.	S.L.	Limited	Ltd.	LLC	SDN BHD	Viapool Inc.	GmbH	Mobility Ltd.	Total
Results for the six-month period ended 30 June 2022
Revenue	743,030	9,716,638	551,132	—	2,091,455	1,651,022	1,683	4,381,631	202,921	—	19,339,512
Expenses	(655,538)	(14,692,773)	(7,766)	—	(2,963,483)	(1,604,089)	(1,530)	(4,932,666)	(46,848)	—	(24,904,693)
Operating loss	87,492	(4,976,135)	543,366	—	(872,028)	46,933	153	(551,035)	156,073	—	(5,565,181)

Finance income/(costs)	(36,037)	(4,847)	(11,774)	745	(23,899)	(1,083)	—	(15,099)	(157,023)	—	(249,017)
Other expenses	(470,247)	(3,126,094)	(1,341,489)	(218,598)	(3,207,020)	(1,326,709)	(17,905)	(2,518,149)	(752,041)	—	(12,978,252)
Other income	2,689,396	—	41,334	—	—	—	—	35	470,342	—	3,201,107
Deferred tax gains	—	—	—	—	—	—	—	(49,092)	—	—	(49,092)
Loss from discontinued operations	2,270,604	(8,107,076)	(768,563)	(217,853)	(4,102,947)	(1,280,859)	(17,752)	(3,133,340)	(282,649)	—	(15,640,435)

Operating	1,116,041	6,526,791	457,777	(168,839)	4,086,037	1,518,109	15,842	2,505,124	1,968,451	—	18,025,333
Investing	(2,375,624)	4,726	(339,561)	—	37,893	1,043	—	(5,141,238)	3,482,038	—	(4,330,723)
Financing	417,627	—	—	—	—	14,104	—	1,071,728	5,462,568	—	6,966,027
Net cash inflow	(841,956)	6,531,517	118,216	(168,839)	4,123,930.00	1,533,256.00	15,842.00	(1,564,386)	10,913,057	—	20,660,637
Earnings per share
Basic, loss for the year from discontinued operations											(0.13)
Diluted, loss for the year from discontinued operations											(0.13)